Commitments and Contingencies - Schedule of Other Pertinent Lease Information (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
Operating lease costs	$ 257	$ 275	$ 535	$ 549	$ 1,123	$ 918
Short-term lease costs	10	7	20	13	12	14
Variable lease costs	58	72	135	160	187	191
Operating cash flows paid for amounts in the measurement of lease liabilities	263	$ 284	555	546
Operating cash flows paid for amounts in the measurement of finance lease liabilities					1,084	807
Operating lease assets obtained in exchange for lease obligations	$ 15		$ 15	$ 874	$ 936	$ 1,677